Trade and other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other liabilities
Trade payables	€ 484	€ 286
Trade payables	45	47
Amounts due to Partners	439	239
Other liabilities	598	427
Accrued Staff Expenses	76	81
VAT, wage and withholding taxes, social security charges and pension premiums	115	77
Other liabilities	407	269
Closing balance	€ 1,082	€ 713